Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Share of Post-tax (Losses) Earnings in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2021	2020
YPL (formerly RHL)	6,233	(554)
Other equity method investments	7	10
Total share of post-tax earnings (losses) in equity method investments	6,240	(544)

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,

	2021	2020
YPL (formerly RHL)	6,574	981
Other equity method investments	162	155
Total equity method investments	6,736	1,136

Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment
Set forth below is summarized financial information for 100% of YPL (formerly RHL at December 31, 2020).

	Year ended December 31,

	2021	2020
Revenues	551	6,513
Gain related to the sale of Refinitiv to LSEG	18,645	-
Mark-to-market of LSEG shares	(3,895)	-
Dividend income	177	-
Refinitiv net loss prior to its sale to LSEG	(361)	(1,137)
Net earnings (loss)	14,566	(1,137)
Remove: Net earnings attributable to non-controlling interests	(11)	(95)
Net earnings (loss) attributable to YPL (formerly RHL)	14,555	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Total comprehensive income (loss) attributable to YPL (formerly RHL)	14,341	(902)

	December 31,

	2021	2020
Assets
Current assets	6	2,071
Non-current assets	16,068	21,094
Total assets	16,074	23,165
Liabilities
Current liabilities	4	3,995
Non-current liabilities	189	14,268
Total liabilities	193	18,263
Net assets	15,881	4,902
Non-controlling interests	-	(2,415)
Net assets attributable to YPL (formerly RHL)	15,881	2,487
Net assets attributable to YPL (formerly RHL) - beginning period	2,487	3,278
Net earnings (loss) attributable to YPL (formerly RHL)	14,555	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Other adjustments (1)	253	111
Distribution to owners	(1,200)	-
Net assets attributable to YPL (formerly RHL) - ending period	15,881	2,487
Thomson Reuters % share	42.82%	45%
Thomson Reuters $ share	6,800	1,119
Historical excluded equity adjustment (2)	(226)	(138)
Thomson Reuters carrying amount	6,574	981
(1) Consists of equity transactions excluded from total comprehensive income (loss) attributable to YPL
.
(2) Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.